Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Recent Accounting Pronouncements Adopted and Not Yet Adopted
Recent Accounting Pronouncements

There are no recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s unaudited interim financial statements for the six-month period ended June 30, 2023.